Segment Information - Summary of Geographic Segment Data (Parenthetical) (Detail) - Geographic Concentration Risk [Member] - Maximum [Member]	6 Months Ended
Jun. 30, 2018
Net Assets, Geographic Area [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	10.00%
Sales Revenue, Net [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	10.00%